PREPAID EXPENSES (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 05, 2018	Aug. 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Prepaid consulting fees, net of amortization		$ 6,667			$ 6,667
Prepayment of financial advisor fees		3,500			3,500
Prepayment of OTC Markets fee					11,000
Prepaid website and domain fee		803			803
Total due for copyright		153,600			153,600
Prepaid expense		21,970	$ 21,739		21,970	$ 333,867
Prepaid expenses to third parties			(231)	$ 455,362	(301,897)	$ 288,032
Anyone Pictures Limited [Member]
Sale of investment		422,400
Proceeds on sale of investment		59,792
Aura Blocks Limited [Member]
Purchase price of movie copyright	$ 768,000
Total due for copyright		153,600			$ 153,600
Sale of investment		857,600
Proceeds on sale of investment		$ 89,538
Consulting Fees [Member]
Prepaid expenses to third parties			15,333
OTC Markets Annual Fee [Member]
Prepaid expenses to third parties			2,000
Website and Domain Fee [Member]
Prepaid expenses to third parties			219
TV Promotion Fee [Member]
Prepaid expenses to third parties			1,853
Prepaid Investor Relations Fee [Member]
Prepaid expenses to third parties			$ 2,333